INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investments in available-for-sale securities:
Available-for-sale securities	$ 353,034,000	$ 0
Golar LNG Partners
Investments in available-for-sale securities:
Available-for-sale securities	352,861,000	0
Unrealized gain on available-for-sale security	5,900,000
GasLog
Investments in available-for-sale securities:
Available-for-sale securities	$ 173,000	$ 0